Segment Reporting - Schedule of Segment Reporting Information used by CODM (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 18, 2025
Segment Reporting [Abstract]
Marketable securities and cash held in Trust Account	$ 0	$ 304,540,620		$ 304,540,620		$ 296,122,647
Cash	0	178,774		178,774		2,412,564	$ 100,000,000
General and administrative expenses	18,958	915,912	$ 257,879	3,538,028	$ 580,133	830,773
Interest income earned on Trust Account	$ 0	$ 3,239,348	$ 3,820,235	$ 9,417,973	$ 6,081,124	$ 9,622,647